Shareholders' Deficit (Details) - $ / shares		1 Months Ended
	Mar. 25, 2021	Mar. 22, 2021	Dec. 31, 2021	Jan. 20, 2021
Shareholders' Deficit (Details) [Line Items]
Percentage of converted basis			20.00%
Preferred stock, shares authorized			5,000,000
Preferred stock, par value per share (in Dollars per share)			$ 0.0001
Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			5,000,000
Preferred stock, par value per share (in Dollars per share)			$ 0.0001
Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of additional units	3,616,305
Founder shares	127,174
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary stock, shares outstanding			31,116,305
Ordinary stock, shares issued			31,116,305
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares authorized			50,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary stock, shares outstanding		7,906,250	7,779,076
Ordinary stock, shares issued		7,906,250	7,779,076	7,187,500
Initial shareholders, percentage		20.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary stock, shares subject to forfeiture		1,031,250